Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property and equipment, net

14 Property and equipment, net

	As of December 31,
	2010	2011
	$	$
Cost
Buildings	10,285,440	10,175,880
Computer hardware and other equipment	4,566,458	4,694,360
Office equipment	1,474,458	1,689,664
Leasehold improvements	1,408,602	1,426,775
Motor vehicles	378,189	311,155

	18,113,147	18,297,834
Less: Accumulated depreciation	(6,316,757)	(7,102,402)

	11,796,390	11,195,432

During the years ended December 31, 2009, 2010 and 2011, the depreciation charges amounted to $556,239, $721,451 and $815,532, respectively.

The Group incurred losses of $41,964, $12,828 and gain of $16,012 from disposal of property and equipment during the years ended December 31, 2009, 2010 and 2011 respectively. The Group wrote off $43,707 of property and equipment in 2011.